SCHEDULE OF DEFERRED INCOME TAX ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Accelerated tax depreciation	$ 11	$ 8	$ 8